Results for the Year - Valuation Assumptions for Warrants Granted Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results for the Year
Corporate tax expense	kr 1,513	kr 975	kr 1,146
Current tax benefit recorded directly in shareholders' equity	22	31	kr 44
Gross tax loss carry forwards	kr 3,200	kr 2,700